UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07347

DWS Advisor Funds II

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS EAFE Equity Index Fund

(formerly Scudder EAFE Equity Index Fund)

	Shares	Value ($)

Common Stocks 96.2%
Australia 4.9%
Alinta Ltd.	3,780	29,713
Alumina Ltd.	39,127	207,562
Amcor Ltd.	28,386	150,379
AMP Ltd.	53,882	334,823
Ansell Ltd.	2,546	21,143
Aristocrat Leisure Ltd.	11,798	116,388
Australia & New Zealand Banking Group Ltd.	52,049	987,440
Australian Gas & Light Co., Ltd.	13,159	174,562
Australian Stock Exchange Ltd.	4,390	102,770
AXA Asia Pacific Holdings Ltd.	18,956	78,710
Babcock & Brown Ltd.	2,317	30,687
BHP Billiton Ltd.	101,742	2,039,439
Billabong International Ltd.	1,055	11,480
BlueScope Steel Ltd.	24,736	127,147
Boral Ltd.	13,615	86,943
Brambles Industries Ltd.	27,583	212,277
Caltex Australia Ltd.	1,505	20,687
Centro Properties Group	27,686	128,238
CFS Gandel Retail Trust (a)	46,953	65,547
CFS Gandel Retail Trust* (a)	1,329	1,851
Coca-Cola Amatil Ltd.	19,461	100,728
Cochlear Ltd.	1,114	42,380
Coles Myer Ltd.	31,773	243,385
Commonwealth Bank of Australia	35,333	1,145,859
Commonwealth Property Office Fund	22,142	21,875
Computershare Ltd.	10,718	56,473
CSL Ltd.	5,077	198,814
CSR Ltd.	25,654	81,911
DB RREEF Trust	53,353	56,148
Downer EDI Ltd.	2,091	13,275
Foster's Group Ltd.	60,727	230,849
Futuris Corp., Ltd.	11,244	18,192
General Property Trust	51,669	152,768
Harvey Norman Holdings Ltd.	9,201	24,899
Iluka Resources Ltd.	2,479	13,914
ING Industrial Fund	10,723	17,349
Insurance Australia Group Ltd.	45,078	176,524
Investa Property Group	30,734	47,525
John Fairfax Holdings Ltd.	35,401	101,628
Leighton Holdings	4,873	61,922
Lend Lease Corp., Ltd.	12,613	124,970
Lion Nathan Ltd.	5,624	32,653
Macquarie Airports	9,327	22,502
Macquarie Bank Ltd.	6,353	294,172
Macquarie Communications Infrastructure Group	8,274	34,652

Macquarie Goodman Group	43,606	155,464
Macquarie Infrastructure Group	73,485	200,436
Macquarie Office Trust	21,741	21,401
Mayne Pharma Ltd.*	22,896	48,518
Mirvac Group	34,232	104,153
Multiplex Group	8,300	18,242
National Australia Bank Ltd.	44,864	1,210,854
Newcrest Mining Ltd.	10,678	178,726
Onesteel Ltd.	8,598	25,360
Orica Ltd.	8,679	144,086
Origin Energy Ltd.	26,752	140,191
Pacific Brands Ltd.	8,016	13,715
Paperlinx Ltd.	8,341	22,512
Patrick Corp., Ltd.	24,398	140,780
Perpetual Trustees Australia Ltd.	1,300	63,286
Publishing & Broadcasting Ltd.	2,483	30,752
Qantas Airways Ltd.	19,358	49,057
QBE Insurance Group Ltd.	23,281	364,671
Rinker Group Ltd.	25,782	366,378
Rio Tinto Ltd.	7,836	442,332
Santos Ltd.	20,039	163,257
SFE Corp., LTD	1,178	13,755
Sonic Healthcare Ltd.	10,322	116,015
Stockland (a)	36,487	175,533
Stockland* (a)	1,230	5,829
Suncorp Metway Ltd.	16,609	231,149
Symbion Health Ltd.	22,896	56,386
TABCORP Holding Ltd.	14,914	165,172
Telstra Corp., Ltd.	58,348	156,225
Toll Holdings Ltd.	4,203	39,417
Transurban Group	23,199	111,937
Wesfarmers Ltd.	10,714	267,535
Westfield Group	43,419	531,531
Westpac Banking Corp., Ltd.	53,072	905,023
Woodside Petroleum Ltd.	13,428	437,204
Woolworths Ltd.	34,398	463,699

(Cost $8,043,537)		15,823,734
Austria 0.5%
Boehler-Uddeholm AG	260	53,564
Erste Bank der Oesterreichischen Sparkassen AG	5,944	350,509
Flughafen Wien AG	250	19,581
Immofinanz Immobilien Anlagen AG*	11,119	115,342
Mayr Melnhof Karton AG	150	26,812
Meinl European Land Ltd.*	3,243	60,915
Oesterreichische Elektrizititaetswirtschafts AG "A"	250	111,187
OMV AG	4,980	333,133
Raiffeisen International Bank-Holding AG*	660	56,307
RHI AG*	250	8,126
Telekom Austria AG	10,697	252,133
Voestalpine AG	670	93,747
Wiener Staedtische Allgemeine Versicherung AG	660	40,791
Wienerberger AG	2,310	116,174

(Cost $850,816)		1,638,321

Belgium 1.1%
Agfa Gevaert NV	2,975	56,675
Barco NV	214	18,270
Bekaert NV	369	38,010
Belgacom SA	4,634	148,199
Cofinimmo	119	19,829
Colruyt NV	515	77,139
Compagnie Maritime Belge SA	830	24,854
Delhaize Group	1,991	142,837
Dexia	15,816	409,015
Euronav SA	830	22,490
Fortis	33,798	1,207,444
Groupe Bruxelles Lambert SA	1,991	221,494
InBev NV	5,084	238,432
KBC Bankverzekeringsholding	5,299	568,953
Mobistar SA	744	54,007
Omega Pharma SA	424	25,974
SA D'Ieteren NV	90	26,929
Solvay SA	1,774	204,878
UCB SA	2,466	121,330
Umicore	632	87,541

(Cost $2,134,011)		3,714,300
Bermuda 0.0%
Frontline Ltd.	1,700	56,679
Ship Finance International Ltd.	85	1,439

(Cost $27,665)		58,118
Denmark 0.7%
A P Moller-Maersk AS	35	300,676
Bang & Olufsen AS "B"	261	30,221
Carlsberg AS "B"	850	55,491
Coloplast AS "B"	812	61,119
Dampskibsselskabet Torm AS	435	20,274
Danisco AS	1,415	114,665
Danske Bank AS	12,830	476,088
DSV AS	648	86,290
FLSmidth & Co. AS "B"	744	29,843
GN Store Nord AS	6,554	90,469
H. Lundbeck AS	1,617	35,450
NKT Holding AS	557	35,277
Novo Nordisk AS "B"	6,915	430,096
Novozymes AS "B"	1,378	93,429
Ostasiatiske Kompagni	461	18,941
Topdanmark AS*	546	68,452
Trygvesta AS*	753	44,083
Vestas Wind Systems AS*	4,730	117,908
William Demant Holding AS*	765	50,687

(Cost $853,724)		2,159,459
Finland 1.5%
Amer Group Ltd.	2,100	42,856
Cargotec Corp. "B"	1,200	49,153
Elisa Oyj "A"	4,300	85,355
Fortum Oyj	11,900	300,245
Kesko Oyj "B"	1,900	59,290
Kone Oyj "B"	2,100	86,450

Metso Oyj	3,000	115,792
Neste Oil Oyj*	3,475	119,471
Nokia Oyj	118,150	2,445,515
Nokian Renkaat Oyj	3,100	54,660
Oko Bank "A"	2,300	37,293
Orion Oyj "B"	2,200	53,028
Outokumpu Oyj	3,200	64,645
Rautaruukki Oyj	2,400	88,649
Sampo Oyj "A"	10,800	227,338
Stora Enso Oyj "R"	16,400	252,404
TietoEnator Oyj	2,240	87,517
UPM-Kymmene Oyj	14,800	349,740
Uponor Oyj	1,800	47,073
Wartsila Oyj "B"	1,800	66,749
YIT Oyj	3,400	92,212

(Cost $2,737,467)		4,725,435
France 8.8%
Accor SA	5,327	307,089
Air France	3,869	91,100
Alcatel SA*	33,650	520,744
Alstom*	2,982	250,071
Atos Origin SA*	1,845	136,723
Autoroutes du Sud de la France	1,791	110,692
Axa	41,543	1,457,958
BNP Paribas*	2,031	182,257
BNP Paribas SA	20,760	1,928,360
Bouygues SA	5,053	268,514
Business Objects SA*	1,527	55,737
Cap Gemini SA*	3,386	184,485
Carrefour SA	15,302	814,069
Casino Guichard-Perrachon SA	945	66,078
CNP Assurances	777	78,342
Compagnie de Saint-Gobain	8,429	588,876
Compagnie Generale des Etablissements Michelin "B"	4,081	256,427
Credit Agricole SA	15,989	622,172
Dassault Systemes SA	1,772	101,336
Essilor International SA	2,630	234,575
France Telecom SA	46,993	1,056,963
Gaz De France	4,892	176,903
Gecina SA	171	22,691
Groupe Danone	6,451	790,364
Hermes International	550	139,036
Imerys SA	1,022	86,077
Klepierre	490	61,103
L' Air Liquide SA	3,064	637,912
L'Oreal SA	8,305	731,683
Lafarge SA	4,728	535,720
Lagardere S.C.A.	3,265	255,009
LVMH Moet- Hennessy Louis Vuitton SA	6,645	651,467
Neopost SA	859	93,376
PagesJaunes SA	3,445	96,772
Pernod Ricard SA	2,028	388,551
Pinault-Printemps-Redoute SA	1,797	217,007
PSA Peugeot Citroen	4,287	270,150

Publicis Groupe	3,900	152,184
Renault SA	5,024	534,251
Safran SA	5,325	134,999
Sanofi-Aventis	28,893	2,748,596
Schneider Electric SA	6,136	662,539
SCOR	15,577	39,642
Societe BIC SA	1,073	72,037
Societe des Autoroutes Paris-Rhin-Rhone	839	62,123
Societe Generale	9,774	1,469,917
Societe Television Francaise 1	3,454	104,643
Sodexho Alliance SA	2,348	111,541
Suez SA (a)	26,993	1,063,776
Suez SA VVPR Strip* (a)	3,124	39
Technip SA	2,450	165,820
Thales SA	2,114	93,994
Thomson SA	7,043	139,036
Total SA	15,206	4,011,641
Total SA VVPR Strip*	972	0
Unibail	1,292	233,291
Valeo SA	2,050	85,733
Veolia Environnement	9,760	542,061
Vinci SA	4,506	444,219
Vivendi Universal SA	31,866	1,094,400
Zodiac SA	882	57,237

(Cost $16,445,926)		28,490,108
Germany 6.5%
Adidas-Salomon AG	1,383	273,505
Allianz AG (Registered)	10,686	1,784,227
Altana AG	2,010	124,568
BASF AG	14,585	1,143,561
Bayer AG	18,251	731,203
Beiersdorf AG	553	79,748
Celesio AG	1,138	107,693
Commerzbank AG	16,414	654,026
Continental AG	3,703	407,687
DaimlerChrysler AG (Registered)	24,903	1,430,470
Deutsche Bank AG (Registered) (b)	13,680	1,562,486
Deutsche Boerse AG	2,733	394,126
Deutsche Lufthansa AG (Registered)	6,416	114,840
Deutsche Post AG (Registered)	19,956	500,360
Deutsche Postbank AG	1,395	101,229
Deutsche Telekom AG (Registered)	75,760	1,277,991
Douglas Holdings AG	650	30,610
E.ON AG	17,173	1,889,855
Epcos AG*	1,350	17,898
Fresenius Medical Care AG	1,690	201,935
HeidelbergCement AG VVPR Strip*	104	0
Heidelberger Druckmaschinen AG	1,322	58,315
Hochtief AG	1,606	90,850
Hypo Real Estate Holding AG	3,642	249,675
Infineon Technologies AG*	19,063	196,594
IVG Immobilien AG	1,687	50,721
KarstadtQuelle AG*	2,059	48,432
Linde AG	2,269	197,015

MAN AG	3,829	265,743
Merck KGaA	1,318	125,270
Metro AG	3,925	201,248
MLP AG	1,150	28,109
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,307	752,460
Premiere AG*	1,539	27,323
Puma AG	346	131,014
RWE AG	11,657	1,014,567
SAP AG	6,147	1,333,488
Schering AG	4,483	466,073
Siemens AG (Registered)	22,193	2,071,958
Suedzucker AG	1,245	32,212
ThyssenKrupp AG	9,782	282,488
TUI AG	6,169	121,110
Volkswagen AG	4,741	357,995
Wincor Nixdorf AG	421	53,060

(Cost $12,500,343)		20,983,738
Greece 0.6%
Alpha Bank AE	7,874	290,843
Coca-Cola Hellenic Bottling Co. SA	3,920	121,802
Cosmote Mobile Telelcommunications SA	3,670	84,947
EFG Eurobank Ergasias	5,980	230,305
Emporiki Bank of Greece SA*	2,325	77,764
Germanos SA	1,260	26,752
Hellenic Petroleum SA	2,970	42,399
Hellenic Technodomiki SA	2,280	19,507
Hellenic Telecommunications Organization SA*	8,810	194,737
Intracom SA	2,190	15,764
National Bank of Greece SA	7,551	355,046
OPAP SA	6,259	239,230
Piraeus Bank SA	4,650	140,878
Public Power Corp. (PPC)	3,486	81,955
Titan Cement Co. SA	2,230	106,476
Viohalco, Hellenic Copper and Aluminum Industry SA	3,290	33,172

(Cost $1,096,177)		2,061,577
Hong Kong 1.5%
ASM Pacific Technology Ltd.	5,000	29,836
Bank of East Asia Ltd.	38,571	139,686
BOC Hong Kong (Holdings) Ltd.	100,000	201,053
Cathay Pacific Airways Ltd.	35,000	61,347
Cheung Kong (Holdings) Ltd.	41,000	434,087
Cheung Kong Infrastrucure Holdings Ltd.	10,000	31,769
CLP Holdings Ltd.	49,600	289,258
Esprit Holdings Ltd.	24,815	193,169
Giordano International Ltd.	26,000	14,493
Hang Lung Properties Ltd.	55,000	104,908
Hang Seng Bank Ltd.	20,700	266,648
Henderson Land Development Co., Ltd.	22,000	121,921
Hong Kong & China Gas Co., Ltd.	100,887	243,143
Hong Kong Electric Holding Ltd.	39,500	185,558
Hong Kong Exchanges & Clearing Ltd.	30,000	180,754
Hopewell Holdings Ltd.	21,000	60,896
Hutchison Telecommunications International Ltd.*	30,000	51,230
Hutchison Whampoa Ltd.	59,100	541,175

Hysan Development Co.	13,660	38,907
Johnson Electric Holdings Ltd.	36,000	33,638
Kerry Properties Ltd.	11,156	40,833
Kingboard Chemical Holdings Ltd.	8,900	26,955
Li & Fung Ltd.	55,000	124,047
Link (REIT)*	65,000	140,737
MTR Corp., Ltd.	38,301	86,384
New World Development Co., Ltd.	65,350	114,965
Orient Overseas International Ltd.	4,400	14,914
PCCW Ltd.	119,443	78,509
SCMP Group Ltd.	27,200	9,816
Shangri-La Asia Ltd.	36,499	58,800
Sino Land Co., Ltd.	32,747	47,269
Solomon Systech International Ltd.	28,000	13,623
Sun Hung Kai Properties Ltd. (REIT)	35,297	358,240
Swire Pacific Ltd. "A"	25,000	244,711
Techtronic Industries Co., Ltd.	30,000	53,936
Television Broadcasts Ltd.	9,000	50,921
Wharf Holdings Ltd.	33,102	121,586
Wing Hang Bank Ltd.	4,000	33,586
Yue Yuen Industrial (Holdings) Ltd.	18,000	53,008

(Cost $3,462,197)		4,896,316
Ireland 0.9%
Allied Irish Banks PLC	24,454	583,801
Bank of Ireland PLC (a) (b)	25,404	471,023
Bank of Ireland PLC (a) (b)	1,871	34,804
C&C Group PLC	8,628	58,553
CRH PLC	14,992	523,240
DCC PLC	2,107	49,025
Depfa Bank PLC	9,588	170,802
Eircom Group PLC	23,313	60,176
Elan Corp. PLC*	12,546	180,926
Fyffes PLC	7,415	19,949
Grafton Group PLC (Units)*	6,932	90,978
Greencore Group PLC	4,345	20,272
IAWS Group PLC	3,475	60,262
Independent News & Media PLC	19,065	61,688
Irish Life & Permanent PLC	7,590	182,119
Kerry Group PLC	3,677	88,317
Kingspan Group PLC	2,310	35,272
Paddy Power PLC	1,301	20,811
Ryanair Holdings PLC*	5,147	48,839

(Cost $1,937,071)		2,760,857
Italy 3.6%
Alleanza Assicurazioni SpA	12,046	143,206
Assicurazioni Generali SpA	26,653	1,003,866
Autogrill SpA	3,093	45,879
Autostrade SpA	7,835	193,790
Banca Antonventeta SpA	2,706	86,901
Banca Fideuram SpA	8,881	51,041
Banca Intesa SpA	105,582	630,791
Banca Intesa SpA (RCN)	25,557	144,636
Banca Monte dei Paschi di Siena SpA	31,366	176,560
Banca Nazionale del Lavoro SpA*	29,110	103,009

Banca Popolare di Milano	10,530	124,290
Banche Popolari Unite	9,423	228,499
Banco Popolare di Verona e Novara	10,549	279,198
Benetton Group SpA	1,610	24,037
Bulgari SpA	3,349	40,301
Capitalia SpA	45,994	382,361
Enel SpA	116,621	986,463
Eni SpA	72,381	2,059,545
Fiat SpA*	13,693	172,576
Finmeccanica SpA	8,407	190,923
Gruppo Editoriale L'Espresso SpA	2,322	12,177
Italcementi SpA	2,001	47,940
Lottomatica SpA*	657	27,866
Luxottica Group SpA	3,754	103,360
Mediaset SpA	22,113	260,473
Mediobanca SpA	13,762	295,191
Mediolanum SpA	6,085	48,264
Mondadori (Arnoldo) Editore SpA	3,666	35,963
Pirelli & C. Accomandita per Azioni	84,527	80,616
San Paolo IMI SpA	30,455	545,115
SeatPagine Gialle SpA*	129,754	62,032
Snam Rete Gas SpA	29,235	129,225
Telecom Italia Media SpA*	43,490	23,479
Telecom Italia SpA	293,128	855,209
Telecom Italia SpA (Saving Shares)	165,160	439,828
Terna SpA	33,898	89,142
Tiscali SpA*	2,936	9,580
UniCredito Italiano SpA	216,237	1,563,109

(Cost $6,977,981)		11,696,441
Japan 24.4%
ACOM Co., Ltd.	2,300	135,030
Aderans Co., Ltd.	500	14,698
Advantest Corp.	2,200	262,243
AEON Co., Ltd.	18,200	441,470
AEON Credit Services Co., Ltd.	2,730	82,573
Aiful Corp.	1,950	129,061
Aisin Seiki Co., Ltd.	5,000	194,562
Ajinomoto Co., Inc.	16,000	170,875
Alfresa Holdings Corp	1,000	60,748
All Nippon Airways Co., Ltd.	13,000	47,383
Alps Electric Co., Ltd.	6,000	96,703
Amada Co., Ltd.	12,000	130,909
Aoyama Trading Co., Ltd.	2,200	72,710
Asahi Breweries Ltd.	10,000	141,886
Asahi Glass Co., Ltd.	29,000	433,398
Asahi Kasei Corp.	35,000	249,490
Asatsu, Inc.	1,100	38,411
Astellas Pharma, Inc.	14,400	546,882
Autobacs Seven Co., Ltd.	1,100	54,860
Bank of Yokohama Ltd.	34,000	278,471
Benesse Corp.	1,900	67,799
Bridgestone Corp.	18,000	375,446
Canon Sales Co., Inc.	2,000	43,076
Canon, Inc.	21,300	1,409,745

Casio Computer Co., Ltd.	7,000	124,596
Central Glass Co., Ltd.	3,000	17,383
Central Japan Railway Co.	43	423,789
Chiyoda Corp.	4,000	93,118
Chubu Electric Power Co., Inc.	17,000	426,083
Chugai Pharmaceutical Co., Ltd.	8,000	145,115
Citizen Watch Co., Ltd.	8,000	75,514
COMSYS Holdings Corp.	3,000	42,846
Credit Saison Co., Ltd.	4,800	265,489
CSK Corp.	2,100	104,376
Dai Nippon Printing Co., Ltd.	17,000	307,647
Daicel Chemical Industries Ltd.	6,000	50,518
Daido Steel Co., Ltd.	8,000	81,223
Daiichi Sankyo Co., Ltd.*	18,200	415,183
Daikin Industries Ltd.	6,000	210,025
Daimaru, Inc.	7,000	103,127
Dainippon Ink & Chemical, Inc.	21,000	78,148
Dainippon Screen Manufacturing Co., Ltd.	5,000	52,974
Daito Trust Construction Co., Ltd.	2,100	109,550
Daiwa House Industry Co., Ltd.	14,000	242,651
Daiwa Securities Group, Inc.	35,000	469,541
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	75,973
Denso Corp.	15,200	600,510
DENTSU, Inc.	51	185,021
Dowa Mining Co., Ltd.	9,000	107,434
E*Trade Securities Co., Ltd.	30	69,074
East Japan Railway Co.	97	718,641
Ebara Corp.	8,000	50,297
Eisai Co., Ltd.	7,000	305,098
Electric Power Development Co., Ltd.	4,320	136,904
FamilyMart Co., Ltd.	2,300	72,107
FANUC Ltd.	5,200	500,561
Fast Retailing Co., Ltd.	1,400	136,907
Fuji Electric Holdings Co., Ltd.	13,000	70,909
Fuji Photo Film Co., Ltd.	14,000	467,460
Fuji Television Network, Inc.	21	52,455
Fujikura Ltd.	10,000	113,254
Fujitsu Ltd.	48,000	404,962
Hakuhodo Dy Holdings, Inc.	500	41,844
Hankyu Department Stores, Inc.	2,000	18,505
Hikari Tsushin, Inc.	500	34,792
Hino Motors Ltd.	6,000	37,723
Hirose Electric Co., Ltd.	900	126,551
Hitachi Chemical Co., Ltd.	3,400	97,638
Hitachi Construction Machinery Co., Ltd.	2,000	52,676
Hitachi Ltd.	88,000	622,804
Hitachi Software Engineering Co., Ltd.	300	5,557
Hokkaido Electric Power Co., Inc.	4,800	102,974
Hokugin Financial Group, Inc.	31,000	136,168
Honda Motor Co., Ltd.	21,700	1,344,036
House Food Corp.	3,000	49,244
Hoya Corp.	11,700	472,175
IBIDEN Co., Ltd.	3,900	197,154
Index Corp.	22	46,355
Inpex Corp.	10	84,707

Isetan Co., Ltd.	5,000	108,963
Ishikawajima-Harima Heavy Industries Co., Ltd.*	35,000	110,918
ITO EN, Ltd.	1,600	56,007
Itochu Corp.	41,000	352,175
Itochu Techno-Science Corp.	600	23,653
JAFCO Co., Ltd.	600	45,268
Japan Airlines Corp.	19,000	49,720
Japan Real Estate Investment Corp. (REIT)	11	95,327
Japan Retail Fund Investment Corp. (REIT)	9	70,348
Japan Tobacco, Inc.	130	457,264
JFE Holdings, Inc.	16,225	654,790
JGC Corp.	6,000	118,012
JSR Corp.	5,000	148,683
Kajima Corp.	25,000	156,117
Kamigumi Co., Ltd.	6,000	47,816
Kaneka Corp.	8,000	95,905
Kansai Electric Power Co., Inc.	21,100	468,789
Kansai Paint Co., Ltd.	5,000	45,837
Kao Corp.	15,000	395,072
Katokichi Co., Ltd.	3,300	22,570
Kawasaki Heavy Industries Ltd.	34,000	119,303
Kawasaki Kisen Kaisha Ltd.	13,000	76,763
KDDI Corp.	70	374,087
Keihin Electric Express Railway Co., Ltd.	12,000	98,386
Keio Electric Railway Co., Ltd.	16,000	105,624
Keisei Electric Railway Co., Ltd.	5,000	34,494
Keyence Corp.	957	248,804
Kikkoman Corp.	6,000	67,494
Kinden Corp.	6,000	54,393
Kintetsu Corp.	43,900	171,199
Kirin Brewery Co., Ltd.	22,000	299,439
Kobe Steel Ltd.	73,000	277,239
Kokuyo Corp.	3,000	45,268
Komatsu Ltd.	26,000	495,922
Komori Corp.	2,000	46,644
Konami Co., Ltd.	3,200	80,612
Konica Minolta Holdings, Inc.	13,500	172,277
Koyo Seiko Co., Ltd.	4,000	79,864
Kubota Corp.	28,000	302,124
Kuraray Co., Ltd.	11,000	129,346
Kurita Water Industries Ltd.	3,000	64,231
Kyocera Corp.	4,500	398,386
Kyowa Hakko Kogyo Co., Ltd.	10,000	73,067
Kyushu Electric Power Co.	10,800	243,619
Lawson, Inc.	1,900	71,512
Leopalace21 Corp.	4,000	150,212
Mabuchi Motor Co., Ltd.	700	36,041
Makita Corp.	3,000	92,523
Marubeni Corp.	38,000	198,878
Marui Co., Ltd.	9,000	177,783
Matsui Securities Co., Ltd.	1,900	26,345
Matsumotokiyoshi Co., Ltd.	500	14,316
Matsushita Electric Industrial Co., Ltd.	58,614	1,302,257
Matsushita Electric Works Ltd.	10,000	120,051
Mediceo Patac Holdings Co., Ltd.	5,100	82,501

Meiji Dairies Corp.	8,000	46,763
Meiji Seika Kaisha Ltd.	12,000	61,172
Meitec Corp.	1,100	36,168
Millea Holdings, Inc.	40	791,844
Minebea Co., Ltd.	8,000	55,259
Mitsubishi Chemical Holdings Corp.*	33,000	203,551
Mitsubishi Corp.	38,000	865,251
Mitsubishi Electric Corp.	53,000	449,847
Mitsubishi Estate Co., Ltd.	31,000	734,834
Mitsubishi Gas Chemical Co., Inc.	10,000	122,005
Mitsubishi Heavy Industries Ltd.	83,000	394,902
Mitsubishi Logistics Corp.	3,000	47,969
Mitsubishi Materials Corp.	26,000	138,946
Mitsubishi Rayon Co., Ltd.	17,000	139,235
Mitsubishi UFJ Financial Group, Inc.	236	3,609,176
Mitsubishi UFJ Securities Co., Ltd.	7,000	112,404
Mitsui & Co., Ltd.	44,000	636,262
Mitsui Chemicals, Inc.	20,000	147,154
Mitsui Engineering & Shipbuilding Co., Ltd.	14,000	45,438
Mitsui Fudosan Co., Ltd.	22,000	505,607
Mitsui Mining & Smelting Co., Ltd.	19,000	133,016
Mitsui O.S.K. Lines Ltd.	31,000	209,652
Mitsui Sumitomo Insurance Co., Ltd.	33,260	452,415
Mitsui Trust Holdings, Inc.	15,100	220,791
Mitsukoshi Ltd.	13,000	83,390
Mitsumi Electric Co., Ltd.	900	11,768
Mizuho Financial Group, Inc.	269	2,200,909
Murata Manufacturing Co., Ltd.	5,600	379,201
Namco Bandai Holdings, Inc.*	5,350	73,273
NEC Corp.	52,000	365,370
NEC Electronics Corp.	1,000	40,697
Net One Systems Co., Ltd.	18	37,009
NGK Insulators Ltd.	7,000	102,829
NGK Spark Plug Co., Ltd.	6,000	139,932
NHK Spring Co., Ltd.	3,000	37,978
Nichii Gakkan Co.	300	6,958
Nichirei Corp.	9,000	43,662
Nidec Corp.	2,900	238,012
Nikko Cordial Corp.	23,000	381,054
Nikon Corp.	8,000	143,415
Nintendo Co., Ltd.	2,700	403,738
Nippon Building Fund, Inc.	12	111,130
Nippon Electric Glass Co., Ltd.	6,000	149,363
Nippon Express Co., Ltd.	25,000	141,886
Nippon Meat Packers, Inc.	5,000	52,379
Nippon Mining Holdings, Inc.	21,000	177,171
Nippon Oil Co., Ltd.	35,000	274,469
Nippon Sheet Glass Co., Ltd.	10,000	55,735
Nippon Shokubai Co., Ltd.	2,000	23,772
Nippon Steel Corp.	172,000	666,372
Nippon Telegraph & Telephone Corp.	148	635,004
Nippon Unipac Holdings	29	125,412
Nippon Yusen Kabushiki Kaisha	30,000	183,263
Nishi-Nippon City Bank Ltd.	12,000	65,455
Nishimatsu Construction Co., Ltd.	5,000	20,476

Nissan Chemical Industries Ltd.	4,000	67,901
Nissan Motor Co., Ltd.	64,000	760,170
Nisshin Seifun Group, Inc.	5,000	51,105
Nisshin Steel Co., Ltd.	29,000	100,527
Nisshinbo Industries	3,000	33,619
Nissin Food Products Co., Ltd.	2,400	74,223
Nitori Co., Ltd.	700	36,457
Nitto Denko Corp.	4,800	407,409
NOK Corp.	3,300	88,879
Nomura Holdings, Inc.	48,600	1,083,900
Nomura Real Estate Office Fund, Inc. (REIT)	3	25,463
Nomura Research Institute Ltd.	700	85,820
NSK Ltd.	14,000	121,563
NTN Corp.	13,000	103,050
NTT Data Corp.	39	187,545
NTT DoCoMo, Inc.	468	691,861
NTT Urban Development Corp.	5	43,331
Obayashi Corp.	19,000	154,647
Obic Co., Ltd.	200	42,175
Odakyu Electric Railway Co., Ltd.	20,000	123,874
Oji Paper Co., Ltd.	25,000	153,781
Oki Electric Industry Co., Ltd.	15,000	47,918
Okumura Corp.	1,000	5,506
Olympus Corp.	7,000	205,777
Omron Corp.	6,400	183,789
Onward Kashiyama Co.	4,000	70,688
Oracle Corp.	1,100	55,047
Oriental Land Co., Ltd.	1,600	92,846
ORIX Corp.	2,400	747,324
Osaka Gas Co.	55,000	200,000
Pioneer Corp.	5,400	87,263
Promise Co., Ltd.	2,700	163,331
Q.P. Corp.	2,000	20,238
Rakuten, Inc.	187	170,000
Resona Holding, Inc.*	125	430,119
Ricoh Co., Ltd.	19,000	371,283
ROHM Co., Ltd.	3,000	317,332
Ryohin Keikaku Co., Ltd.	400	33,543
Sanken Electric Co., Ltd.	2,000	34,240
Sankyo Co., Ltd.	1,300	89,465
Santen Pharmaceutical Co., Ltd.	2,000	48,088
Sanyo Electric Co., Ltd.*	50,000	137,213
Sapporo Holdings Ltd.	5,000	26,168
SBI Holdings, Inc.	179	101,286
Secom Co., Ltd.	5,900	301,767
Sega Sammy Holdings, Inc.	4,000	162,447
Seiko Epson Corp.	3,300	91,122
Seino Transportation Co.	4,000	41,733
Sekisui Chemical Co., Ltd.	14,000	118,590
Sekisui House Ltd.	15,000	223,789
Seven & I Holdings Co., Ltd.*	22,900	906,661
SFCG Co., Ltd.	130	29,413
Sharp Corp.	26,000	460,578
Shimachu Co., Ltd.	700	22,005
Shimamura Co., Ltd.	600	69,788

Shimano, Inc.	2,500	75,191
Shimizu Corp.	18,000	131,062
Shin-Etsu Chemical Co., Ltd.	10,700	580,909
Shinko Securities Co., Ltd.	12,000	66,576
Shinsei Bank Ltd.	27,000	189,023
Shionogi & Co., Ltd.	9,000	147,655
Shiseido Co., Ltd.	11,000	204,673
Showa Denko KK	34,000	151,079
Showa Shell Sekiyu KK	5,000	56,754
Skylark Co., Ltd.	2,000	35,769
SMC Corp.	1,500	233,730
Softbank Corp.	20,300	595,030
Sojitz Corp.*	7,000	41,393
Sompo Japan Insurance, Inc.	23,000	333,568
Sony Corp.	27,400	1,268,734
Stanley Electric Co., Ltd.	4,700	100,229
Sumco Corp.*	2,000	107,392
Sumitomo Bakelite Co., Ltd.	2,000	18,114
Sumitomo Chemical Co., Ltd.	42,000	341,852
Sumitomo Corp.	30,000	427,188
Sumitomo Electric Industries Ltd.	20,000	316,907
Sumitomo Heavy Industries Ltd.	16,000	153,747
Sumitomo Metal Industries Ltd.	112,000	480,544
Sumitomo Metal Mining Co., Ltd.	15,000	209,261
Sumitomo Mitsui Finance Group, Inc.	164	1,811,385
Sumitomo Osaka Cement Co., Ltd.	12,000	43,738
Sumitomo Realty & Development Co., Ltd.	11,000	304,673
Sumitomo Rubber Industries Ltd.	4,000	52,268
Suzuken Co., Ltd.	1,900	59,567
T&D Holdings, Inc.	6,650	519,796
Taiheiyo Cement Corp.	29,000	140,195
Taisei Corp.	29,000	138,963
Taisho Pharmaceutical Co., Ltd.	5,000	100,680
Taiyo Nippon Sanso Corp.	6,000	44,350
Taiyo Yuden Co., Ltd.	2,000	31,776
Takara Holdings, Inc.	4,000	24,469
Takashimaya Co., Ltd.	7,000	106,695
Takeda Chemical Industries Ltd.	25,000	1,425,234
Takefuji Corp.	3,320	209,016
Tanabe Seiyaku Co., Ltd.	6,000	66,525
TDK Corp.	3,600	271,300
Teijin Ltd.	23,000	153,008
Teikoku Oil Co., Ltd.	5,000	60,365
Terumo Corp.	4,800	157,825
The 77 Bank Ltd.	8,000	61,648
The Bank of Fukuoka Ltd.	17,000	143,424
The Bank of Kyoto Ltd.	7,000	84,452
The Chiba Bank Ltd.	19,000	169,014
The Furukawa Electric Co., Ltd.*	19,000	157,553
The Gunma Bank Ltd.	10,000	75,616
The Joyo Bank Ltd.	19,000	133,985
The Shizuoka Bank Ltd.	16,000	161,495
The Sumitomo Trust & Banking Co., Ltd.	36,000	416,585
The Suruga Bank Ltd.	6,000	81,105
THK Co., Ltd.	3,300	105,981

TIS, Inc.	1,000	27,018
Tobu Railway Co., Ltd.	24,000	126,219
Toda Corp.	6,000	26,916
Toho Co., Ltd.	4,300	82,931
Tohoku Electric Power Co., Inc.	11,700	252,986
Tokuyama Corp.	6,000	101,750
Tokyo Broadcasting System, Inc.	1,000	26,848
Tokyo Electric Power Co.	31,600	787,986
Tokyo Electron Ltd.	4,700	324,248
Tokyo Gas Co., Ltd.	64,000	280,034
Tokyo Steel Manufacturing Co., Ltd.	2,600	52,795
Tokyo Style Co., Ltd.	2,000	23,806
Tokyo Tatemono Co., Ltd.	5,000	54,545
Tokyu Corp.	24,000	161,699
Tokyu Land Corp.	13,000	116,194
TonenGeneral Sekiyu K.K.	9,000	91,606
Toppan Printing Co., Ltd.	16,000	221,852
Toray Industries, Inc.	36,000	294,851
Toshiba Corp.	83,000	482,345
Tosoh Corp.	15,000	74,936
Tostem Inax Holding Corp.	6,848	147,200
TOTO Ltd.	10,000	92,863
Toyo Seikan Kaisha Ltd.	5,000	90,697
Toyo Suisan Kaisha Ltd.	2,000	30,535
Toyobo Co., Ltd.	20,000	61,852
Toyoda Gosei Co., Ltd.	900	19,728
Toyota Industries Corp.	5,700	232,940
Toyota Motor Corp.	80,600	4,403,212
Toyota Tsusho Corp.	6,000	162,617
Trend Micro, Inc.	3,000	105,268
Ube Industries Ltd.	29,000	85,497
Uni-Charm Co.	1,400	68,751
UNY Co., Ltd.	5,000	79,992
Ushio, Inc.	4,000	95,327
USS Co., Ltd.	800	54,511
Wacoal Corp.	4,000	54,376
West Japan Railway Corp.	48	202,685
Yahoo Japan Corp.	414	252,551
Yakult Honsha Co., Ltd.	3,000	72,005
Yamada Denki Co., Ltd.	2,300	265,174
Yamaha Corp.	5,000	88,360
Yamaha Motor Co., Ltd.	6,000	148,343
Yamato Transport Co., Ltd.	10,000	204,758
Yamazaki Baking Co., Ltd.	5,000	39,125
Yaskawa Electric Corp.	4,000	45,166
Yokogawa Electric Corp.	6,000	106,797
ZEON Corp.	4,000	51,589

(Cost $50,349,859)		79,196,983
Luxembourg 0.2%
Arcelor	13,884	547,328
Stolt-Nielsen SA	1,200	37,170

(Cost $240,498)		584,498
Netherlands 5.4%
ABN AMRO Holding NV	49,355	1,479,720

Aegon NV	38,685	715,864
Akzo Nobel NV	7,409	393,173
ASML Holding NV*	13,191	269,356
Buhrmann NV	2,219	39,261
Corio NV	1,310	84,536
Euronext NV	2,391	197,177
European Aeronautic Defence & Space Co.	6,825	287,578
Fortis Bank Nederland (Holdings) NV VVPR Strip*	50	0
Getronics NV	2,768	33,510
Hagemeyer NV*	10,177	51,429
Heineken NV	6,972	264,623
ING Groep NV	51,681	2,041,725
James Hardie Industries NV	10,043	68,159
Koninklijke (Royal) KPN NV	52,060	586,727
Koninklijke (Royal) Philips Electronics NV	36,393	1,230,028
Koninklijke Ahold NV*	31,781	249,954
Koninklijke Ahold NV (ADR)*	11,830	92,274
Koninklijke DSM NV	4,367	199,408
Oce NV	1,190	21,588
QIAGEN NV*	3,029	44,782
Randstad Holdings NV	1,070	63,421
Reed Elsevier NV	19,217	275,498
Rodamco Europe NV	1,277	128,213
Royal Dutch Shell PLC "A"	110,584	3,454,471
Royal Dutch Shell PLC "B"	77,136	2,508,780
Royal Numico NV*	4,586	202,906
SBM Offshore NV	806	80,826
STMicroelectronics NV	17,181	317,725
TNT NV	11,659	403,664
Unilever NV	15,526	1,078,109
Vedior NV	5,399	105,797
VNU NV	6,811	221,452
Wereldhave NV	498	56,005
Wolters Kluwer NV	7,862	196,077

(Cost $12,290,358)		17,443,816
New Zealand 0.2%
Auckland International Airport Ltd.	33,452	42,010
Contact Energy Ltd.	10,746	51,334
Fisher & Paykel Appliances Holdings Ltd.	4,480	11,693
Fisher & Paykel Corp., Ltd.	18,285	46,601
Fletcher Building Ltd.	15,863	86,911
Kiwi Income Property Trust	23,532	18,543
Sky City Entertainment Group Ltd.	11,722	38,678
Sky Network Television Ltd.	4,696	18,473
Telecom Corp. of New Zealand Ltd.	56,363	192,222
The Warehouse Group Ltd.	3,494	8,324
Tower Ltd.*	5,324	8,554
Vector Ltd.*	3,419	5,914

(Cost $345,916)		529,257
Norway 0.7%
DNB NOR ASA	19,450	261,911
Norsk Hydro ASA	4,140	573,596
Norske Skogindustrier ASA	5,071	85,889
Orkla ASA	5,564	275,925

Petroleum Geo-Services ASA*	1,800	83,908
Prosafe ASA	900	47,035
Schibsted ASA	1,200	33,051
Statoil ASA	18,950	546,501
Storebrand ASA	6,600	73,769
Tandberg ASA	3,600	32,547
Tandberg Television ASA*	2,300	48,256
Telenor ASA	21,400	230,209
Tomra Systems ASA	5,300	42,458
Yara International ASA	5,800	92,262

(Cost $960,228)		2,427,317
Portugal 0.3%
Banco BPI SA	9,159	65,264
Banco Comercial Portugues SA	54,252	172,910
Banco Espirito Santo e Comercial de Lisboa SA	3,035	55,353
Brisa-Auto Estrada de Portugal SA	9,427	92,764
CIMPOR-Cimentos de Portugal	4,045	27,010
Electricidade de Portugal	50,750	199,264
Jeronimo Martins, SGPS SA	1,588	27,462
Portugal Telecom, SGPS SA (Registered)	21,047	255,313
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	2,832	34,663
Sonae Industria-SGPS SA*	1,634	15,247
Sonae SGPS SA	24,104	39,434

(Cost $601,459)		984,684
Singapore 0.8%
Ascendas Real Estate Investment Trust (REIT)	36,750	49,353
Capitaland Ltd.	39,750	119,064
CapitaMall Trust (REIT)	30,300	44,442
Chartered Semiconductors Manufacturing Ltd.*	26,400	25,651
City Developments Ltd.	14,000	93,573
ComfortDelGro Corp., Ltd.	64,000	66,541
Creative Technologies Ltd.	1,000	7,303
Datacraft Asia Ltd.*	4,000	4,520
DBS Group Holdings Ltd.	31,513	317,889
Fraser And Neave Ltd.	4,860	59,552
Haw Par Corp., Ltd.	4,245	15,631
Jardine Cycle & Carriage Ltd.	5,774	39,664
Keppel Corp.	15,750	134,511
Keppel Land Ltd.	5,000	15,286
Neptune Orient Lines Ltd.	20,000	26,983
Oversea-Chinese Banking Corp., Ltd.	72,008	298,576
Overseas Union Enterprises	3,000	22,094
Parkway Holdings Ltd.	9,000	13,702
SembCorp Industries Ltd.	29,449	63,788
SembCorp Logistics Ltd.	4,196	4,596
SembCorp Marine Ltd.	19,000	33,512
Singapore Airlines Ltd.	16,000	138,627
Singapore Exchange Ltd.	25,000	61,887
Singapore Post Ltd.	28,000	20,794
Singapore Press Holdings Ltd.	48,758	135,787
Singapore Technologies Engineering Ltd.	44,000	84,414
Singapore TeleCommunications Ltd.	187,580	307,632
STATS ChipPAC Ltd.*	36,000	28,740
Suntec Real Estate Investment Trust (REIT)*	22,000	17,972

United OverSeas Bank Ltd.	32,448	313,265
United Overseas Land Ltd.	16,544	29,589
Venture Corp., Ltd.	8,000	63,372
Wing Tai Holdings Ltd.	16,333	19,205

(Cost $1,779,744)		2,677,515
Spain 3.6%
Abertis Infraestructuras SA	6,068	157,291
Acciona SA	768	119,642
Acerinox SA	4,981	81,549
ACS, Actividades de Construccion y Servicios SA	6,621	257,238
Altadis SA	7,216	323,554
Antena 3 de Television SA	2,288	59,031
Banco Bilbao Vizcaya Argentaria SA	93,541	1,952,018
Banco Popular Espanol SA	23,038	339,490
Banco Santander Central Hispano SA	162,139	2,367,681
Cintra Concesiones de Infraestructuras de Transporte SA	6,186	80,288
Corporacion Mapfre SA	3,256	66,329
Ebro Puleva SA	2,061	37,564
Endesa SA	25,802	832,983
Fomento de Construcciones y Contratas SA	1,152	85,299
Gamesa Corporacion Tecnologica SA	4,068	78,236
Gas Natural SDG SA	4,850	140,413
Grupo Ferrovial SA	1,802	145,656
Iberdrola SA	22,569	728,610
Iberia Lineas Aereas de Espana SA	11,243	31,065
Indra Sistemas SA	3,458	70,318
Industria de Diseno Textil SA	5,908	228,033
Inmobiliaria Colonial SA	768	53,981
Metrovacesa SA	1,613	137,025
NH Hoteles SA	1,973	33,976
Promotora de Informaciones SA (Prisa)	2,251	41,600
Repsol YPF SA	25,515	724,773
Sacyr Vallehermoso SA	3,031	103,215
Sociedad General de Aguas de Barcelona SA*	16	403
Sociedad General de Aguas de Barcelona SA "A"	1,673	43,914
Sogecable SA*	1,251	50,014
Telefonica Publicidad e Informacion SA	3,881	43,269
Telefonica SA	123,034	1,930,828
Union Fenosa SA	3,621	137,655
Zeltia SA*	3,485	27,620

(Cost $6,240,302)		11,510,561
Sweden 2.4%
Alfa Laval AB	900	24,209
Assa Abloy AB "B"	9,700	179,964
Atlas Copco AB "A"	9,513	267,490
Atlas Copco AB "B"	6,726	175,739
Axfood AB	500	12,422
Billerud AB	1,000	16,049
Capio AB*	2,100	39,231
Castellum AB	1,500	63,459
Electrolux AB "B"	8,585	246,357
Eniro AB	6,200	71,644
Fabege AB	2,895	60,959
Gambro AB "A"	6,300	75,226

Gambro AB "B"	3,600	43,218
Getinge AB "B"	6,000	97,066
Hennes & Mauritz AB "B"	14,000	510,496
Hoganas AB "B"	600	14,560
Holmen AB "B"	1,900	80,259
Lundin Petroleum AB*	3,500	40,444
Modern Times Group MTG AB "B"*	1,200	56,391
Nordea Bank AB	63,614	786,140
OM Hex AB*	3,100	59,305
Oriflame Cosmetics SA (SDR)	400	13,327
Sandvik AB	6,000	354,754
SAS AB*	1,500	20,992
Scania AB "B"	3,000	130,192
Securitas AB "B"	9,200	177,184
Skandinaviska Enskilda Banken AB "A"	14,160	350,887
Skanska AB "B"	10,600	173,525
SKF AB "B"	12,400	202,196
SSAB Svenskt Stal AB "A"	1,750	83,809
SSAB Svenskt Stal AB "B"	90	4,004
Svenska Cellulosa AB "B"	5,766	253,190
Svenska Handelsbanken AB "A"	14,800	411,401
Swedish Match AB	10,265	140,364
Tele2 AB "B"	9,900	116,942
Telefonaktiebolaget LM Ericsson "B"	433,300	1,646,746
TeliSonera AB (a)	52,951	317,495
TeliSonera AB (a)	1,600	9,617
Trelleborg AB "B"	2,300	53,598
Volvo AB "A"	2,910	133,012
Volvo AB "B"	6,380	298,583
Wihlborgs Fastigheter AB*	579	17,619
WM-Data AB "B"	7,800	25,538

(Cost $3,613,481)		7,855,603
Switzerland 6.7%
ABB Ltd.*	56,896	717,938
Adecco SA (Registered)	4,042	225,873
Ciba Specialty Chemicals AG (Registered)	2,114	126,404
Clariant AG (Registered)*	6,750	104,591
Compagnie Financiere Richemont AG "A" (Bearer)	14,437	692,143
Credit Suisse Group (Registered)	34,739	1,949,264
Geberit AG (Registered)	137	130,837
Givaudan SA	190	146,036
Holcim Ltd. (Registered)	5,236	416,904
Kudelski SA (Bearer)*	1,000	28,497
Kuehne & Nagel International AG (Registered)	247	80,050
Kuoni Reisen AG (Registered) "B"*	46	23,853
Logitech International SA (Registered)*	2,200	87,922
Lonza Group AG (Registered)	1,150	78,819
Micronas Semiconductor Holdings AG (Registered)*	690	21,992
Nestle SA (Registered)	11,753	3,488,982
Nobel Biocare Holding AG	100	22,161
Nobel Biocare Holding AG (Bearer)	556	123,790
Novartis AG (Registered)	67,777	3,769,288
Phonak Holding AG (Registered)	709	40,354
PSP Swiss Property AG*	770	38,333

Rieter Holdings AG	73	29,118
Roche Holding AG (Genusschein)	20,204	3,008,167
Serono SA "B"	177	123,350
SGS Holdings SA (Registered)	125	115,829
SIG Holding AG (Registered)	110	23,457
Straumann SA (Registered)	150	34,173
Sulzer AG (Registered)	105	71,643
Swatch Group AG (Bearer)	1,013	170,096
Swatch Group AG (Registered)	1,800	62,686
Swiss Re (Registered)	9,110	636,613
Swisscom AG (Registered)	615	199,315
Syngenta AG (Registered)*	3,206	450,535
Synthes, Inc.	1,526	167,390
UBS AG (Registered)	30,115	3,307,995
Unaxis Holding AG (Registered)*	276	78,757
Valora Holding AG (Registered)*	90	19,037
Zurich Financial Services AG (Registered)*	4,207	988,297

(Cost $12,023,611)		21,800,489
United Kingdom 20.9%
3i Group PLC	16,400	267,980
Aegis Group PLC	28,210	67,024
Aggreko PLC	4,308	23,670
Alliance Unichem PLC	7,796	121,361
AMEC PLC	7,045	49,327
Amvescap PLC	20,785	193,921
Anglo American Capital PLC	39,766	1,532,403
ARM Holdings PLC	38,181	88,392
Arriva PLC	5,966	63,799
Associated British Ports Holdings PLC	8,337	104,797
AstraZeneca PLC	44,414	2,237,780
Aviva PLC	68,299	948,708
BAA PLC	29,596	426,272
BAE Systems PLC	92,397	675,432
Balfour Beatty PLC	14,325	92,584
Barclays PLC	180,429	2,111,269
Barratt Developments PLC	7,469	137,423
BBA Group PLC	16,408	80,034
Bellway PLC	2,380	51,067
Berkeley Group Holdings PLC*	3,735	76,897
BG Group PLC	100,348	1,254,409
BHP Billiton PLC	70,243	1,283,252
BOC Group PLC	14,677	394,482
Boots Group PLC	13,826	172,833
Bovis Homes Group PLC	2,635	41,065
BP PLC	583,771	6,704,148
Brambles Industries PLC	20,512	153,509
British Airways PLC*	15,414	94,601
British America Tobacco PLC	44,957	1,088,829
British Land Co. PLC	15,132	326,263
British Sky Broadcasting Group PLC	33,165	311,153
Brixton PLC	6,007	51,348
BT Group PLC	232,893	898,274
Bunzl PLC	9,484	112,541
Burberry Group PLC	11,368	91,545

Cable & Wireless PLC	57,924	109,946
Cadbury Schweppes PLC	57,237	568,817
Capita Group PLC	18,188	145,201
Carnival PLC	4,691	230,649
Cattles PLC	8,499	54,376
Centrica PLC	101,144	494,673
Close Brothers Group PLC	2,533	46,935
Cobham PLC	35,339	115,428
Compass Group PLC	61,357	243,318
Cookson Group PLC*	3,667	32,938
Corus Group PLC	115,515	176,612
Daily Mail & General Trust "A"	8,137	98,112
Davis Service Group PLC	3,601	31,172
De Lau Rue PLC	2,619	25,390
Diageo PLC	82,138	1,293,634
DSG International PLC	53,577	171,741
Electrocomponents PLC	13,826	67,260
EMAP PLC	7,376	112,901
EMI Group PLC	22,928	100,783
Enterprise Inns PLC	10,526	174,100
First Choice Holidays PLC	9,855	36,855
FirstGroup PLC	10,787	79,604
FKI PLC	16,691	36,539
Friends Provident PLC	55,115	199,653
Gallaher Group PLC	19,446	283,798
George Wimpey PLC	9,766	94,933
GKN PLC	19,740	114,035
GlaxoSmithKline PLC	164,397	4,298,629
Great Portland Estates PLC	2,801	23,846
Group 4 Securicor PLC	38,300	125,931
GUS PLC	25,414	465,827
Hammerson PLC	8,634	186,009
Hanson PLC	20,379	266,965
Hays PLC	41,752	117,696
HBOS PLC	107,051	1,787,367
HMV Group PLC	8,717	25,860
HSBC Holdings PLC	318,620	5,341,951
ICAP PLC	12,399	96,401
IMI PLC	11,801	116,047
Imperial Chemical Industries PLC	33,910	203,847
Imperial Tobacco Group PLC	19,696	584,132
Inchcape PLC	1,957	88,640
InterContinental Hotels Group PLC	12,594	206,008
International Power PLC*	40,504	199,152
Intertek Group PLC	5,316	75,966
Invensys PLC*	153,281	61,251
iSOFT Group PLC	4,900	12,472
ITV PLC	116,723	241,832
J Sainsbury PLC	38,762	223,922
Johnson Mathey PLC	6,101	147,974
Kelda Group PLC	10,023	137,309
Kesa Electricals PLC	14,930	80,931
Kingfisher PLC	64,580	268,722
Ladbrokes PLC	44,016	297,481
Land Securities Group PLC	12,875	431,275

Legal & General Group PLC	188,960	466,184
Liberty International PLC	7,791	159,320
Lloyds TSB Group PLC	158,250	1,513,563
LogicaCMG PLC	32,926	111,980
London Stock Exchange PLC	6,643	121,879
Man Group PLC	8,296	355,292
Marks & Spencer Group PLC	45,650	441,373
Meggitt PLC	10,072	60,897
MFI Furniture Group PLC	10,649	19,843
Misys PLC	15,595	60,828
Mitchells & Butlers PLC	14,424	119,913
National Express Group PLC	3,467	56,923
National Grid PLC	76,969	765,581
Next PLC	6,731	192,958
Old Mutual PLC	150,071	524,726
Pearson PLC	22,847	316,761
Persimmon PLC	7,886	181,951
Pilkington PLC	24,287	68,358
Premier Farnell PLC	7,443	27,544
Provident Financial PLC	8,907	109,331
Prudential PLC	68,223	791,192
Punch Taverns PLC	6,342	92,832
Rank Group PLC	16,572	64,926
Reckitt Benckiser PLC	17,461	614,622
Reed Elsevier PLC	35,070	336,337
Rentokil Initial PLC	51,529	139,661
Resolution PLC	4,709	54,856
Reuters Group PLC	39,263	270,474
Rexam PLC	15,180	147,033
Rio Tinto PLC	29,784	1,512,038
Rolls-Royce Group PLC* (a)	2,384,074	350,330
Royal & Sun Alliance Insurance Group PLC	80,679	193,086
Royal Bank of Scotland Group PLC	89,959	2,927,399
SABMiller PLC	24,684	487,185
Schroders PLC	4,396	90,811
Scottish & Newcastle PLC	21,641	195,515
Scottish & Southern Energy PLC	23,611	464,366
Scottish Power PLC	54,071	546,748
Serco Group PLC	16,202	88,670
Severn Trent PLC	9,558	185,490
Signet Group PLC	55,336	105,274
Slough Estates PLC	12,154	140,846
Smith & Nephew PLC	27,731	246,199
Smiths Group PLC	16,026	273,702
SSL International PLC	3,036	16,971
Stagecoach Group PLC	19,880	39,720
Stolt Offshore SA*	5,800	91,156
Tate & Lyle PLC	13,864	137,539
Taylor Woodrow PLC	17,689	124,161
Telent PLC	1,907	16,719
Tesco PLC	221,156	1,267,980
The Sage Group PLC	36,547	174,775
Tomkins PLC	22,686	132,532
Travis Perkins PLC	3,190	92,501
Trinity Mirror PLC	8,191	81,117

Unilever PLC	76,043	778,169
United Business Media PLC	7,149	90,112
United Utilities PLC	24,704	295,938
Vodafone Group PLC	1,747,745	3,659,019
Whitbread PLC	7,281	150,029
William Hill PLC	11,248	117,156
Wolseley PLC	16,280	399,948
WPP Group PLC	32,955	395,353
Yell Group PLC	19,373	183,271

(Cost $45,369,308)		67,820,201

Total Common Stocks (Cost $190,881,679)		311,839,328
Preferred Stocks 0.2%
Belgium 0.0%
Fortis VVPR Strip* (Cost $2)	2,223	135
Germany 0.2%
Henkel KGaA	1,598	186,818
Porsche AG	214	204,875
ProSiebensat. 1 Media AG	2,063	53,751
RWE AG	1,035	80,837
Volkswagen AG	2,832	155,434

(Cost $374,762)		681,715
Switzerland 0.0%
Schindler Holding AG (Cost $32,545)	1,040	55,444

Total Preferred Stocks (Cost $407,309)		737,294
Rights 0.0%
France
Vinci SA* (Cost $2,931)	4,390	9,416
Cash Equivalents 2.3%
Cash Management QP Trust, 4.64% (c) (Cost $7,376,439)	7,376,439	7,376,439

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $ 198,668,358)	98.7	319,962,477
Other Assets and Liabilities, Net	1.3	4,269,968

Net Assets	100.0	324,232,445

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)		Affiliated issuer. This security is owned in portion with its representation in the index.
(c)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
SDR: Special Drawing Rights

AT March 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

DJ Euro Stoxx 50 Index	6/16/2006	94	4,314,372	4,324,170	9,798
FTSE 100 Index	6/16/2006	21	2,184,154	2,178,177	(5,977)
Hang Seng Stock Index	4/27/2006	4	405,994	407,545	1,551
SPI 200 Index	6/15/2006	6	534,129	551,851	17,722
TOPIX Index	6/8/2006	21	2,905,036	3,082,200	177,164

Total net unrealized appreciation					200,258

As of March 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(US $)
EUR	411,945	USD	500,000	4/24/2006	63
USD	4,100,000	EUR	3,383,790	4/24/2006	6,571
GBP	293,388	USD	510,000	4/24/2006	150
USD	1,100,000	JPY	129,459,000	4/4/2006	563
Total Unrealized Appreciation					7,347

					Unrealized
					Depreciation
Contracts to Deliver		In Exchange For		Settlement Date	(US $)
USD	700,000	EUR	577,415	4/4/2006	(92)
USD	800,000	GBP	460,299	4/4/2006	(246)
USD	790,000	GBP	451,641	4/24/2006	(5,138)
HKD	853,252	USD	110,000	4/24/2006	(15)
USD	2,550,000	JPY	296,678,730	4/24/2006	(20,309)
JPY	117,380,700	USD	1,000,000	4/24/2006	(870)
Total Unrealized Depreciation					(26,670)

Currency Abbreviations
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

At March 31, 2006, the DWS EAFE Equity Index Fund, Inc. had the following Sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	93,145,030	29.8%
Consumer Discretionary	37,519,358	12.0%
Industrials	34,328,240	11.0%
Materials	25,869,790	8.3%
Energy	25,126,079	8.0%
Health Care	24,691,907	7.9%
Consumer Staples	21,912,888	7.0%
Information Technology	19,784,008	6.3%
Telecommunication Services	15,575,699	5.0%
Utilities	14,623,623	4.7%
Total Common and Preferred Stocks	312,576,622	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Advisor Funds II

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Advisor Funds II

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006